Loss Per Share (Details Narrative) $ in Thousands	Jan. 31, 2021 NZD ($)
Earnings per share [line items]
Accrued interest	$ 200
4 Convertible Notes [Member]
Earnings per share [line items]
Convertible notes amount	2,800
Accrued interest	$ 800